Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Restricted Net Assets [Line Items]
Description of allocation of tax profit to general reserve	In accordance with the Regulations on Enterprises with Foreign Investment of China and their Articles of Association, the Company’s wholly foreign-owned enterprises, being foreign invested enterprise established in the PRC, are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital.
Statutory reserves	¥ 82,792	$ 12,688	¥ 13,908
Restricted net assets	¥ 2,594,646	$ 397,647
VIEs
Disclosure Of Restricted Net Assets [Line Items]
Description of allocation of tax profit to general reserve	In accordance with the PRC Company Laws, the VIEs must make appropriations from their annual after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory reserve and discretionary surplus reserve. The VIEs are required to allocate at least 10% of their after-tax profits to the statutory reserve until such fund has reached 50% of their respective registered capital.
Minimum
Disclosure Of Restricted Net Assets [Line Items]
Percentage of allocation of after tax profit	10.00%
Minimum | VIEs
Disclosure Of Restricted Net Assets [Line Items]
Percentage of allocation of after tax profit	10.00%